First time adoption of IFRS (Tables)	12 Months Ended
Dec. 31, 2018
First time adoption of IFRS [Abstract]
Disclosure And Detailed Information About Effect Of Adoption Of IFRS On Balance sheet [Text Block]
The US GAAP statements of financial position have been reconciled to IFRS as follows:

	US GAAP January 1, 2017	Effects of transition to IFRS	IFRS January 1, 2017	US GAAP December 31, 2017	Effects of transition to IFRS	IFRS December 31, 2017
Assets
Current assets
Cash and cash equivalents	$13,391	$-	$13,391	$7,068	$-	$7,068
Receivables and prepaid expenses	310	-	310	382	-	382
	13,701	-	13,701	7,450	-	7,450
Non-current assets
Property and equipment	43	-	43	112	-	112
Mineral property interests	38,875	-	38,875	532	-	532
Long-term investments	146	-	146	151	-	151
Reclamation deposits and other	515	-	515	12	-	12
	39,579	-	39,579	807	-	807
Total assets	$53,280	$-	$53,280	$8,257	$-	$8,257
Liabilities
Current liabilities
Accounts payable and accrued liabilities	$455	$-	$455	$247	$-	$247
	455	-	455	247	-	247
Non-current liabilities
Loan payable to Oyu Tolgoi LLC	7,334	-	7,334	7,841	-	7,841
Deferred revenue	22,987	-	22,987	24,658	-	24,658
Deferred income tax	3,015	-	3,015	-	-	-
	33,336	-	33,336	32,499	-	32,499
Total liabilities	33,791	-	33,791	32,746	-	32,746
Shareholders’ equity (deficiency)
Share capital	178,740	-	178,740	139,689	32,619	172,308
Reserves	20,863	-	20,863	22,175	-	22,175
Share capital received in advance	559	-	559	-	-	-
Accumulated other comprehensive income (loss)	(7,061)	7,061	-	5,230	(6,914)	(1,684)
Deficit	(173,612)	(7,061)	(180,673)	(191,583)	(25,705)	(217,288)
Total shareholders’ equity (deficiency)	19,489	-	19,489	(24,489)	-	(24,489)
Total liabilities and shareholders’ equity (deficiency)	$53,280	$-	$53,280	$8,257	$-	$8,257

Reconcilation of net loss and comprehensive loss [Text Block]
The US GAAP statements of comprehensive loss have been reconciled to IFRS as follows:

	US GAAP December 31, 2017	Effects of transition to IFRS	IFRS December 31, 2017
Operating expenses
Exploration	$332	$-	$332
General and administrative	1,656	-	1,656
Share-based compensation	678	-	678
Restructuring costs	211	(211)	-
Depreciation	20		20
Other	192	-	192
Operating loss	3,089	(211)	2,878
Foreign exchange gain	(380)	-	(380)
Interest income	(116)	-	(116)
Interest expense	287	-	287
Loss on the Arrangement	-	33,627	33,627
Loss from equity investee	215	-	215
Loss before income taxes	3,095	33,416	36,511
Income tax recovery	(72)	-	(72)
Net loss from continuing operations	3,023	33,416	36,439
Discontinued operations
Net loss from discontinued operations	176	-	176
Net loss for the year	3,199	33,416	36,615
Other comprehensive (income) loss		-
Foreign currency translation	2,481	(797)	1,684
Total net loss and comprehensive loss	$5,680	$32,619	$38,299
Net Loss per common share
Basic and fully diluted – continuing operations	$(0.02)	$(0.19)	$(0.21)
Basic and fully diluted – discontinued operations	(0.00)	-	(0.00)
Weight average number of common shares outstanding	172,259	-	172,259